Accounts Payable, Accruals and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Accounts Payable, Accruals and Other Current Liabilities [Abstract]
Schedule of Account Payable, Accrued Expenses and Other Liabilities

Account Payable, accrued expenses and other liabilities consists of the following:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Accounts Payable	618,520	620,476
Payroll payable	108,548	77,113
Amount due to related parties – major stockholders *	356,759	113,812
Amount due to related parties – related corporations**	1,528,682	674,262
Other payable#	1,362,477	1,184,586
	3,974,986	2,670,249

*	The amount due to the Company’s major stockholders as of March 31, 2025 and June 30, 2024 are non-trade, unsecured, interest-free and repayable on demand.

**	The amount due to related corporations, which the Company’s major stockholders have controlling equity interest in, as of March 31, 2025 and June 30, 2024 are non-trade, unsecured, interest-free and repayable on demand.

#	The amount consists of payables owed to third party creditors, which are unsecured, interest-free and repayable on demand, and other payables due to operational use.

Account Payable, accrued expenses and other liabilities consists of the following:

	June 30, 2024	June 30, 2023
	US$	US$

Accounts Payable	620,476	632,820
Payroll payable	77,113	85,561
Amount due to related parties – major stockholders *	113,812	1,052,677
Amount due to related parties – related corporations**	674,262	603,802
Other payable#	1,184,586	684,156
	2,670,249	3,059,016

*	The amount due to the Company’s major stockholders as of June 30, 2024 and 2023 is non-trade, unsecured, interest-free and repayable on demand.

**	The amount due to related corporations, which the Company’s major stockholders have controlling equity interest in, as of June 30, 2024 and 2023 are non-trade, unsecured, interest-free and repayable on demand.

#	The amount consists of payables owed to third party creditors, which are unsecured, interest-free and repayable on demand, and other payables due to operational use.